REVENUES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services

The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods presented:

	Three Months Ended June 30,
(in millions)	2020	2019
Gasoline and distillates	$2,035.9	$5,570.7
Feedstocks and other	215.3	203.9
Asphalt and blackoils	164.1	531.8
Chemicals	45.5	177.6
Lubricants	38.3	67.9

Total Revenues	$2,499.1	$6,551.9

	Six Months Ended June 30,
(in millions)	2020	2019
Gasoline and distillates	$6,606.3	$10,003.7
Feedstocks and other	526.6	404.6
Asphalt and blackoils	371.1	884.8
Chemicals	158.3	329.3
Lubricants	96.8	138.2

Total Revenues	$7,759.1	$11,760.6

The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods presented:

	Year Ended December 31,
(in millions)	2019	2018	2017
Gasoline and distillates	$21,278.4	$23,032.6	$18,316.1
Asphalt and blackoils	1,426.4	1,592.9	1,162.3
Feedstocks and other	806.9	1,374.2	1,218.4
Chemicals	682.3	842.8	770.5
Lubricants	274.9	321.5	305.1

Total Revenues	$24,468.9	$27,164.0	$21,772.4